Average Annual Total Returns			12 Months Ended	42 Months Ended	60 Months Ended	120 Months Ended
		Aug. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Absolute CEF Opportunities INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.24%		(3.15%)	(2.33%)
Absolute CEF Opportunities INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.22%		(3.73%)	(3.01%)
Absolute CEF Opportunities INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.48%		(2.59%)	(1.86%)
Absolute CEF Opportunities INSTITUTIONAL SHARES | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%		14.42%	14.82%
Absolute CEF Opportunities INSTITUTIONAL SHARES | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%		(0.36%)	2.01%
Absolute CEF Opportunities INSTITUTIONAL SHARES | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		3.23%		4.39%	1.84%
Absolute CEF Opportunities INSTITUTIONAL SHARES | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		21.09%		12.15%	12.17%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.29%		4.66%	5.70%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.60%		3.25%	4.74%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.48%		3.12%	4.22%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[5]		8.05%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND INVESTOR SHARES | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.88%		14.42%	14.82%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND INVESTOR SHARES | HFRX Fixed Income Convertible Arbitrage Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		5.85%		5.69%	2.01%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND INVESTOR SHARES | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.30%		(0.36%)	2.01%
ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.05%	8.48%
Performance Inception Date		Jun. 30, 2022
ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.59%	6.12%
Performance Inception Date		Jun. 30, 2022
ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.25%	5.54%
Performance Inception Date		Jun. 30, 2022
ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		17.88%	20.18%
Performance Inception Date		Jun. 30, 2022
ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		7.30%	3.09%
Performance Inception Date		Jun. 30, 2022

[1]	S&P 500® Index is a widely recognized unmanaged market capitalization weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[2]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly.
[3]	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. Investors may not invest in the index directly.
[4]	MSCI World® Index is an unmanaged index that is designed to capture large and mid-cap representation across 23 developed market countries, including securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, Israel and the Far East. Investors may not invest in the index directly.
[5]	The inception date of the Fund’s Institutional Shares and Investor Shares is September 30, 2002, and February 25, 2021, respectively. The inception date used for the S&P 500® Index, HFRX Fixed Income Convertible Arbitrage Index and Bloomberg U.S. Aggregate Bond Index is September 30, 2002, the inception date of the Fund’s Institutional Shares.
[6]	The Fund’s primary index, the S&P 500 Index®, is included due to regulatory requirements for broad-based index comparison. The S&P 500® Index is a widely recognized unmanaged market capitalization weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[7]	HFRX Fixed Income Convertible Arbitrage Index is designed to reflect the performance of the hedge fund universe employing convertible arbitrage strategies. The index selects constituents which exhibit strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a convertible fixed income instrument. Strategies employ an investment process designed to isolate attractive opportunities between the price of a convertible security and the price of a non-convertible security, typically of the same issuer.
[8]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly.
[9]	S&P 500® Index is a widely recognized unmanaged market capitalization weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[10]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly.